Earning Per Share - Computation of Basic EPS and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Basic:
Net income attributable to CNH Industrial N.V.	$ 100	$ 111
Weighted average common shares outstanding-basic	1,353	1,223
Basic earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.07	$ 0.09
Diluted:
Net income attributable to CNH Industrial N.V.	$ 100	$ 111
Weighted average common shares outstanding-basic	1,353	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	6
Weighted average common shares outstanding-diluted	1,359	1,223
Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.07	$ 0.09